UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2015

Item 1. Schedule of Investments.

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

EQUITY SECURITIES - 94.2%	SHARES	VALUE
Australia - 0.6%
Westpac Banking Corp.	7,426	$183,906
Westpac Banking Corp. (ADR)	90,448	2,237,684
		2,421,590

Belgium - 0.5%
Ageas (ADR)	47,932	1,855,448

China - 1.2%
BOC Hong Kong Holdings Ltd. (ADR)	44,795	3,737,695
Mindray Medical International Ltd. (ADR)	36,299	1,034,521
		4,772,216

France - 11.9%
AXA SA (ADR)	260,626	6,580,806
BNP Paribas SA	42,064	2,540,505
BNP Paribas SA (ADR)	155,948	4,751,736
Credit Agricole SA (ADR)	205,902	1,533,970
Danone SA (ADR)	96,320	1,247,344
Orange SA	226,532	3,489,267
Orange SA (ADR)	208,800	3,207,168
Sanofi SA	32,021	3,151,457
Sanofi SA (ADR)	209,100	10,356,723
Suez Environnement Co.	266,504	4,959,534
Suez Environnement Co. (ADR)	35,650	331,902
Valeo SA (ADR)	23,696	1,877,671
Veolia Environnement SA (ADR)	95,109	1,942,126
		45,970,209

Germany - 5.7%
Allianz SE	43,139	6,721,674
Allianz SE (ADR)	375,026	5,876,657
Deutsche Post AG	147,203	4,302,410
Deutsche Post AG (ADR)	167,718	4,940,972
		21,841,713

Hong Kong - 0.3%
Hang Seng Bank Ltd.	10,000	195,437
Hang Seng Bank Ltd. (ADR)	53,867	1,052,561
PCCW Ltd.	7,788	4,642
		1,252,640

Japan - 21.4%
Mizuho Financial Group, Inc.	2,795,800	6,067,622
Mizuho Financial Group, Inc. (ADR)	1,089,905	4,730,188
MS&AD Insurance Group Holdings (ADR)	149,595	2,324,706
Nippon Telegraph & Telephone Corp.	224,000	8,133,197
Nippon Telegraph & Telephone Corp. (ADR)	164,221	5,959,580
Nissan Motor Co. Ltd.	804,736	8,402,919
Nissan Motor Co. Ltd. (ADR)	255,962	5,352,165
Nomura Holdings, Inc.	1,143,943	7,781,492
Nomura Holdings, Inc. (ADR)	925,656	6,257,435
Sony Corp.*	201,062	5,699,817
Sony Corp. (ADR)*	169,107	4,800,948
Toyota Motor Corp. (t)	135,137	9,078,488
Toyota Motor Corp. (ADR)	57,412	7,678,855
		82,267,412

Luxembourg - 0.4%
Ipsen SA (ADR)	114,042	1,570,358

Mexico - 0.1%
FINAE, Series D, Preferred (b)(i)*	1,962,553	219,633

Netherlands - 6.8%
Koninklijke Ahold NV, Amsterdam Stock Exchange	277,762	5,204,668
Koninklijke Ahold NV (ADR)	239,839	4,525,762
Koninklijke Philips NV:
Common	55,148	1,403,642
NY Shares	106,559	2,712,992
Unilever NV, NY Shares	104,706	4,380,899
Unilever NV (CVA)	190,279	7,927,761
		26,155,724

New Zealand - 0.4%
Spark New Zealand Ltd.	382,699	724,844
Spark New Zealand Ltd. (ADR)	90,253	849,732
		1,574,576

Norway - 4.5%
Statoil ASA (ADR)	619,657	11,091,860
StatoilHydro ASA	246,697	4,396,534

Yara International ASA (ADR)	35,582	1,852,043
		17,340,437

Peru - 1.2%
Credicorp Ltd.	32,800	4,556,576

Philippines - 0.9%
Philippine Long Distance Telephone Co.	3,110	193,815
Philippine Long Distance Telephone Co. (ADR)	50,000	3,115,000
		3,308,815

Singapore - 0.6%
Singapore Telecommunications Ltd. (ADR)	72,365	2,267,919

South Africa - 1.2%
Aspen Pharmacare Holdings Ltd.*	109,060	3,231,407
MTN Group Ltd. (ADR)	74,323	1,392,813
		4,624,220

Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA	602,912	5,912,247
Banco Bilbao Vizcaya Argentaria SA (ADR)	428,793	4,232,187
Banco Santander SA (ADR)	230,908	1,618,665
		11,763,099

Sweden - 2.1%
Atlas Copco AB	69,523	1,944,406
Atlas Copco AB (ADR):
A Shares	104,314	2,928,094
B Shares	43,476	1,087,770
Tele2 AB (ADR)	369,715	2,133,995
		8,094,265

Switzerland - 8.3%
Novartis AG	70,135	6,914,454
Novartis AG (ADR)	90,608	8,910,391
Roche Holding AG	28,020	7,854,114
Roche Holding AG (ADR)	136,249	4,778,252
Swiss Re AG (ADR)	40,820	907,429
Zurich Insurance Group AG (ADR)*	90,867	2,762,357
		32,126,997

United Kingdom - 19.1%
AstraZeneca plc	49,405	3,122,434
AstraZeneca plc (ADR)	78,526	5,002,891
Barclays plc	1,752,639	7,179,671
Barclays plc (ADR)	275,645	4,531,604
BT Group plc	1,114,316	7,888,932
BT Group plc (ADR)	98,194	6,960,973
Bunzl plc (ADR)	51,224	1,415,831

GlaxoSmithKline plc	174,744	3,634,145
GlaxoSmithKline plc (ADR)	107,664	4,484,206
International Game Technology plc*	1,136	20,175
J Sainsbury plc	1,218,623	5,084,063
J Sainsbury plc (ADR)	268,325	4,523,959
Reckitt Benckiser Group plc (ADR)	78,714	1,366,475
SSE plc	206,756	4,994,059
SSE plc (ADR)	268,407	6,484,713
Unilever plc	9,398	403,462
Unilever plc (ADR)	100,658	4,324,268
United Utilities Group plc (ADR)	79,342	2,226,337
		73,648,198

United States - 4.0%
Apple, Inc.	42,257	5,300,084
Applied Industrial Technologies, Inc.	66,128	2,621,975
Bioceptive, Inc., Series A, Preferred (a)(b)(i)*	582,574	299,967
Bristol-Myers Squibb Co.	88,019	5,856,784
Powerspan Corp., Contingent Deferred Distribution (b)(i)*	1	—
Unit Corp.*	49,137	1,332,595
		15,411,405

Total Equity Securities (Cost $360,288,751)		363,043,450

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.4%	ADJUSTED BASIS
Mainstream Brazil Impact Investing Fund (b)(i)*	$18,422	—
BFSE Holding, BV (b)(i)*	604,246	338,151
Africa Renewable Energy Fund (b)(i)*	128,625	85,277
Blackstone Clean Technology Partners (b)(i)*	78,853	28,772
China Environment Fund 2004 (b)(i)*	—	123,854
Emerald Sustainability Fund I (b)(i)*	433,916	298,870
gNet Defta Development Holdings LLC (a)(b)(i)*	400,000	313,541
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	327,254	326,832
SEAF India International Growth Fund (b)(i)*	238,135	83,614
Terra Capital (b)(i)*	469,590	1

Total Venture Capital Limited Partnership Interest (Cost $2,699,041)		1,598,912

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%	PRINCIPAL AMOUNT
AFIG LLC, 6.00%, 10/17/17 (b)(i)	$450,953	450,953
FINAE:
Note I, 6.50%, 12/1/15 (b)(i)	125,000	125,000
Note II, 6.50%, 12/1/15 (b)(i)	250,000	250,000
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18 (b)(i)(u)	70,000	52,500

Total Venture Capital Debt Obligations (Cost $895,953)		878,453

HIGH SOCIAL IMPACT INVESTMENTS - 1.1%
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (b)(i)(r)	4,431,583	4,421,626

Total High Social Impact Investments (Cost $4,431,583)		4,421,626

TIME DEPOSIT - 4.8%
State Street Bank Time Deposit, 0.088%, 7/1/15	18,345,901	18,345,901

Total Time Deposit (Cost $18,345,901)		18,345,901

TOTAL INVESTMENTS (Cost $386,661,229) - 100.8%		388,288,342
Other assets and liabilities, net - (0.8%)		(3,004,806)
NET ASSETS - 100%		$385,283,536

(a) Affiliated company.

(b) This security was valued under the direction of the Board of Directors. See Note A.

(i) Restricted securities represent 1.9% of net assets of the Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 90,000 shares of Toyota Motor Corp. have been soft segregated in order to cover outstanding commitments to certain limited partnerships investments within the Fund. There are no restrictions on the trading of this security.

(u) Security defaulted as to principal and interest in March 2013. It has been restructured at a 9% rate maturing on March 14, 2018 with 1% to be paid annually and the remaining interest due at maturity. This security is currently accruing at 1%.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
CVA: Certificaten Van Aandelen
LLC: Limited Liability Corporation
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
AFIG LLC, 6.00%, 10/17/17	10/11/12	$450,953
Africa Renewable Energy Fund LP	4/17/14 - 11/10/14	128,625
BFSE Holding, BV LP	1/12/06 - 6/11/14	604,246
Bioceptive, Inc., Series A, Preferred	10/26/12 - 12/18/13	252,445
Blackstone Clean Technology Partners LP	7/29/10 - 2/10/15	78,853
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	4,431,583
China Environment Fund 2004 LP	9/15/05 - 4/1/09	—
Emerald Sustainability Fund I LP	7/19/01 - 5/17/11	433,916
FINAE:
Series D, Preferred	2/28/11	252,686
Note I, 6.50%, 12/1/15	12/10/10	125,000
Note II, 6.50%, 12/1/15	2/24/11	250,000
gNet Defta Development Holdings LLC, LP	8/30/05	400,000
Mainstream Brazil Impact Investing Fund LP	12/12/14 - 3/25/15	18,422
Powerspan Corp., Contingent Deferred Distribution	7/11/14	—
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00 - 8/26/11	327,254
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	238,135
Terra Capital LP	11/23/98 - 3/14/06	469,590
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18	2/12/14	70,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

EQUITY SECURITIES - 98.3%	SHARES	VALUE
Airlines - 2.9%
JetBlue Airways Corp.*	723,100	$15,011,556

Auto Components - 2.5%
Gentherm, Inc.*	236,100	12,964,251

Biotechnology - 2.2%
United Therapeutics Corp.*	64,200	11,167,590

Building Products - 2.1%
Lennox International, Inc.	98,700	10,629,003

Commercial Services & Supplies - 4.7%
Deluxe Corp.	199,500	12,369,000
Essendant, Inc.	304,100	11,935,925
		24,304,925

Communications Equipment - 4.2%
F5 Networks, Inc.*	103,300	12,432,155
Ubiquiti Networks, Inc.	291,400	9,300,031
		21,732,186

Containers & Packaging - 2.4%
Owens-Illinois, Inc.*	535,400	12,282,076

Electric Utilities - 0.9%
ITC Holdings Corp.	136,400	4,389,352

Electronic Equipment & Instruments - 2.5%
Arrow Electronics, Inc.*	233,400	13,023,720

Energy Equipment & Services - 1.8%
Dril-Quip, Inc.*	121,800	9,165,450

Food Products - 2.3%
Ingredion, Inc.	148,500	11,851,785

Health Care Equipment & Supplies - 2.9%
Globus Medical, Inc.*	220,600	5,662,802
Varian Medical Systems, Inc.*	108,100	9,116,073
		14,778,875

Health Care Providers & Services - 6.7%

AmerisourceBergen Corp.	122,500	13,026,650
Chemed Corp.	64,800	8,495,280
Laboratory Corporation of America Holdings*	108,600	13,164,492
		34,686,422

Insurance - 5.1%
American Financial Group, Inc.	170,000	11,056,800
Amtrust Financial Services, Inc.	230,500	15,100,055
		26,156,855

IT Services - 8.5%
DST Systems, Inc.	141,100	17,775,778
NeuStar, Inc.*	415,300	12,130,913
Syntel, Inc.*	298,000	14,149,040
		44,055,731

Leisure Products - 2.8%
Polaris Industries, Inc.	98,700	14,618,457

Machinery - 2.4%
The Toro Co.	184,400	12,498,632

Media - 3.9%
Gannett Co., Inc.*	179,600	2,512,604
Scripps Networks Interactive, Inc.	94,500	6,177,465
TEGNA, Inc.	355,300	11,394,471
		20,084,540

Metals & Mining - 2.3%
Worthington Industries, Inc.	400,600	12,042,036

Oil, Gas & Consumable Fuels - 1.6%
SM Energy Co.	178,100	8,213,972

Personal Products - 2.3%
Inter Parfums, Inc.	354,000	12,011,220

Pharmaceuticals - 2.3%
Lannett Co., Inc.*	197,000	11,709,680

Professional Services - 1.9%
Robert Half International, Inc.	174,000	9,657,000

Real Estate Management & Development - 2.7%
Jones Lang LaSalle, Inc.	79,900	13,662,900

Road & Rail - 2.0%
Werner Enterprises, Inc.	398,700	10,465,875

Semiconductors & Semiconductor Equipment - 3.2%
Synaptics, Inc.*	189,900	16,470,977

Software - 1.5%
FactSet Research Systems, Inc.	47,100	7,654,221

Specialty Retail - 11.7%
Lithia Motors, Inc.	121,600	13,760,256
Ross Stores, Inc.	294,600	14,320,506
Select Comfort Corp.*	208,100	6,257,567
The Buckle, Inc.	232,900	10,659,833
Ulta Salon, Cosmetics & Fragrance, Inc.*	97,400	15,043,430
		60,041,592

Textiles, Apparel & Luxury Goods - 4.0%
Deckers Outdoor Corp.*	176,400	12,695,508
Fossil Group, Inc.*	114,500	7,941,720
		20,637,228

Thrifts & Mortgage Finance - 2.0%
BofI Holding, Inc.*	99,900	10,560,429

Total Equity Securities (Cost $431,558,156)		506,528,536

HIGH SOCIAL IMPACT INVESTMENTS - 0.3%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (b)(i)(r)	$1,419,488	1,416,299

Total High Social Impact Investments (Cost $1,419,488)		1,416,299

TIME DEPOSIT - 2.0%
State Street Bank Time Deposit, 0.088%, 7/1/15	10,444,644	10,444,644

Total Time Deposit (Cost $10,444,644)		10,444,644

TOTAL INVESTMENTS (Cost $443,422,288) - 100.6%		518,389,479
Other assets and liabilities, net - (0.6%)		(3,103,318)
NET ASSETS - 100%		$515,286,161

(b) This security was valued under the direction of the Board of Directors. See Note A.

(i) Restricted securities represent 0.3% of the net assets of the fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	$1,419,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

EQUITY SECURITIES - 92.9%	SHARES	VALUE
Australia - 2.2%
GrainCorp Ltd.	232,341	$1,528,423
Orora Ltd.	773,996	1,246,077
Tassal Group Ltd.	454,315	1,165,363
		3,939,863

Austria - 4.4%
BUWOG AG*	142,119	2,762,870
Vienna Insurance Group AG Wiener Versicherung Gruppe	45,793	1,571,839
Wienerberger AG	81,364	1,280,019
Zumtobel Group AG	71,155	2,115,412
		7,730,140

Bahrain - 0.8%
Banco ABC Brasil SA, Preferred	378,586	1,424,194

Brazil - 1.2%
MRV Engenharia e Participacoes SA	835,703	2,098,561

Canada - 0.7%
Martinrea International, Inc.	122,847	1,314,688

Denmark - 1.3%
D/S Norden A/S*	94,352	2,376,980

Finland - 1.7%
Nokian Renkaat Oyj	37,617	1,179,386
Ramirent Oyj	173,741	1,269,272
Tieto OYJ	21,403	499,876
		2,948,534

France - 4.4%
Cie Generale des Etablissements Michelin	21,923	2,298,225
Saft Groupe SA	46,256	1,805,706
UBISOFT Entertainment*	95,326	1,699,022
Wendel SA	17,731	2,174,400
		7,977,353

Germany - 5.4%
Aareal Bank AG	26,177	1,028,301
Aurelius AG	27,012	1,155,251
DMG Mori AG	48,641	1,755,314
Hella KGaA Hueck & Co.*	26,410	1,273,694

Hugo Boss AG	10,611	1,186,456
Talanx AG	70,243	2,157,635
Tom Tailor Holding AG*	94,027	943,857
		9,500,508

Hong Kong - 0.5%
Techtronic Industries Co. Ltd.	285,420	938,900

India - 0.3%
Yes Bank Ltd.	38,592	511,974

Ireland - 2.0%
Smurfit Kappa Group plc	126,190	3,477,832

Italy - 2.4%
Banca Generali SpA	36,357	1,280,593
Buzzi Unicem SpA	114,354	1,628,745
Piaggio & C SpA	376,130	1,262,744
		4,172,082

Japan - 26.3%
Aozora Bank Ltd.	317,099	1,199,785
Azbil Corp.	43,900	1,137,902
Chiyoda Corp.	154,619	1,372,647
Chugoku Marine Paints Ltd.	216,000	1,609,762
COOKPAD, Inc.	94,713	1,721,984
CyberAgent, Inc.	24,169	1,150,009
Daiichikosho Co. Ltd.	38,968	1,375,473
Daiseki Co. Ltd.	98,600	1,912,972
Gulliver International Co. Ltd.	154,784	1,443,831
Haseko Corp.	116,359	1,376,048
Hino Motors Ltd.	100,503	1,246,153
Hogy Medical Co. Ltd.	31,800	1,635,510
Horiba Ltd.	49,100	2,002,522
Ibiden Co. Ltd.	98,400	1,668,138
Leopalace21 Corp.*	214,395	1,318,625
Makita Corp.	29,766	1,618,658
Monex Group, Inc.	500,709	1,381,917
Nabtesco Corp.	34,519	867,887
Resona Holdings, Inc.	345,500	1,891,542
Ryosan Co. Ltd.	78,700	2,075,378
Secom Co. Ltd.	25,900	1,685,234
Shinsei Bank Ltd.	752,000	1,521,183
Ship Healthcare Holdings, Inc.	95,097	1,970,398
SKY Perfect JSAT Holdings, Inc.	285,000	1,533,475
Stanley Electric Co. Ltd.	64,745	1,353,173
Star Micronics Co. Ltd.	152,000	2,599,206
Tadano Ltd.	110,854	1,661,380
Toyota Industries Corp.	32,000	1,829,245
Yamaha Corp.	58,800	1,189,435

Yokohama Rubber Co. Ltd.	58,955	1,186,777
		46,536,249

Luxembourg - 0.8%
Grand City Properties SA	84,911	1,475,037

Malaysia - 0.9%
PureCircle Ltd.*	249,064	1,561,766

Netherlands - 3.1%
BinckBank NV	141,992	1,354,069
Delta Lloyd NV	114,040	1,872,938
Koninklijke DSM NV	38,729	2,246,211
		5,473,218

Norway - 3.7%
Austevoll Seafood ASA	449,604	2,350,609
Borregaard ASA	166,586	1,176,088
Opera Software ASA	192,132	1,652,170
Petroleum Geo-Services ASA	255,169	1,369,449
		6,548,316

Poland - 0.6%
Eurocash SA	98,292	978,075

Russia - 0.1%
Lenta Ltd. (GDR)*	33,174	247,146

South Korea - 3.4%
DGB Financial Group, Inc.	218,158	2,288,268
Dongbu Insurance Co. Ltd.	10,819	548,006
Samsung SDI Co. Ltd.	16,991	1,690,798
SL Corp.	88,424	1,418,970
		5,946,042

Spain - 1.0%
Ebro Foods SA	93,700	1,814,263

Sweden - 2.0%
BillerudKorsnas AB	40,588	637,548
Industrivarden AB, C Shares	120,252	2,264,352
Opus Group AB	686,444	645,461
		3,547,361

Switzerland - 3.1%
Baloise Holding AG	14,150	1,725,795
Bucher Industries AG	5,974	1,486,629
GAM Holding AG*	109,852	2,309,395
		5,521,819

Taiwan - 1.9%

China Life Insurance Co. Ltd.	1,679,145	1,719,716
TeCo Electric and Machinery Co. Ltd.	2,120,000	1,645,595
		3,365,311

Turkey - 0.9%
Turkiye Sinai Kalkinma Bankasi AS	2,379,841	1,510,136

United Kingdom - 15.7%
Ashtead Group plc	59,408	1,026,708
Bank of Georgia Holdings plc	44,161	1,354,185
Beazley plc	306,195	1,424,297
Bovis Homes Group plc	144,317	2,525,905
Britvic plc	122,394	1,380,977
Close Brothers Group plc	61,565	1,479,318
Dialight plc	80,239	644,779
Entertainment One Ltd.	311,790	1,745,487
Fenner plc	581,002	1,893,549
Inmarsat plc	74,317	1,069,919
Investec plc	182,841	1,644,652
Kennedy Wilson Europe Real Estate plc	94,356	1,685,591
Kingfisher plc	457,849	2,500,526
N Brown Group plc	426,456	2,294,873
Provident Financial plc	28,221	1,298,971
Speedy Hire plc	1,141,915	1,270,470
William Morrison Supermarkets plc	866,161	2,462,643
		27,702,850

United States - 0.8%
Tsakos Energy Navigation Ltd.	143,656	1,369,042

Virgin Islands, British - 1.3%
China Lesso Group Holdings Ltd.	2,833,550	2,302,852

Total Equity Securities (Cost $155,863,545)		164,311,092

TIME DEPOSIT - 6.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 7/1/15	$12,124,767	12,124,767

Total Time Deposit (Cost $12,124,767)		12,124,767

TOTAL INVESTMENTS (Cost $167,988,312) - 99.8%		176,435,859
Other assets and liabilities, net - 0.2%		338,670
NET ASSETS - 100%		$176,774,529

* Non-income producing security.

Abbreviations:
GDR: Global Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

EQUITY SECURITIES - 92.4%	SHARES	VALUE
Austria - 0.9%
Vienna Insurance Group AG Wiener Versicherung Gruppe	21,339	$732,459

Brazil - 5.6%
BB Seguridade Participacoes SA	138,300	1,516,335
Cosan Ltd.	195,666	1,205,303
Embraer SA (ADR)	19,450	589,140
Itau Unibanco Holding SA, Preferred	93,631	1,030,192
		4,340,970

China - 14.9%
Alibaba Group Holding Ltd. (ADR)*	25,210	2,074,027
China Dongxiang Group Co. Ltd.	3,778,000	999,103
Ping An Insurance Group Company of China Ltd.	156,000	2,100,969
Shenzhen International Holdings Ltd.	1,576,404	2,745,339
Tencent Holdings Ltd.	181,300	3,620,457
		11,539,895

Egypt - 1.7%
Commercial International Bank Egypt SAE	182,429	1,354,461

Hong Kong - 11.9%
China Mengniu Dairy Company Ltd.	523,000	2,604,256
Galaxy Entertainment Group Ltd.	309,000	1,227,733
Samsonite International SA*	712,759	2,454,984
Techtronic Industries Co. Ltd.	873,000	2,871,766
		9,158,739

Hungary - 1.9%
Richter Gedeon Nyrt	95,606	1,437,346

India - 15.2%
Bharat Forge Ltd.	87,753	1,457,956
Container Corp Of India Ltd.	44,003	1,160,883
Greenko Group plc*	173,802	169,454
HCL Technologies Ltd.	54,142	782,287
HDFC Bank Ltd. (ADR)	53,091	3,213,598
Housing Development Finance Corp Ltd.	40,860	832,856
ICICI Bank Ltd. (ADR)	198,812	2,071,621
Motherson Sumi Systems Ltd.	167,143	1,359,087
Tech Mahindra Ltd.	89,355	668,900
		11,716,642

Indonesia - 4.5%
Bank Rakyat Indonesia Persero Tbk PT	2,949,000	2,289,304

Tower Bersama Infrastructure Tbk PT*	1,681,700	1,163,599
		3,452,903

Mexico - 2.5%
Banregio Grupo Financiero SAB de CV	330,741	1,928,138

Russia - 3.7%
Mail.ru Group Ltd. (GDR)*	60,473	1,260,862
MMC Norilsk Nickel PJSC (ADR):
BATS Chi-X Europe	91,255	1,539,472
OTC US	5,832	98,386
		2,898,720

South Africa - 7.8%
Life Healthcare Group Holdings Ltd.	749,512	2,315,159
MTN Group Ltd.	57,363	1,079,982
Shoprite Holdings Ltd.	185,084	2,642,969
		6,038,110

South Korea - 7.0%
Hyundai Motor Co.	8,473	1,033,061
KB Financial Group, Inc.	68,109	2,253,102
Samsung Fire & Marine Insurance Co. Ltd.	7,963	2,098,814
		5,384,977

Taiwan - 12.5%
Advantech Co. Ltd.	38,000	261,096
Phison Electronics Corp.	213,982	1,855,165
SiliConware Precision Industries Co. Ltd. (ADR)	254,895	1,898,968
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	167,547	3,804,992
Tong Yang Industry Co. Ltd.	1,702,138	1,801,190
		9,621,411

Turkey - 2.3%
Aygaz AS	469,558	1,761,467

Total Equity Securities (Cost $70,778,055)		71,366,238

PARTICIPATORY NOTES - 4.7%
China - 2.9%
Daqin Railway Co. Ltd., Merrill Lynch International & Co., 7/6/18 (b)*	1,104	2,500
Gree Electric Appliances, Inc., Merrill Lynch International & Co., 8/31/18 (b)*	86,676	893,178
Hangzhou Hikvision Digital Technology Co., Ltd. Merrill Lynch International & Co., 4/9/19 (b)*	190,827	1,378,657
		2,274,335
India - 0.4%
Motherson Sumi Systems Ltd., Merrill Lynch International & Co., 5/31/18 (b)*	35,055	285,537

Saudi Arabia - 1.4%

Samba Financial Group, Morgan Stanley BV, 9/28/15 (b)*	78,090	542,659
Saudi Ceramic, Morgan Stanley BV, 7/18/16 (b)*	25,399	537,428
		1,080,087

Total Participatory Notes (Cost $2,571,207)		3,639,959

TOTAL INVESTMENTS (Cost $73,349,262) - 97.1%		75,006,197
Other assets and liabilities, net - 2.9%		2,215,191
NET ASSETS - 100%		$77,221,388

(b) This security was valued under the direction of the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
GDR: Global Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: International Equity, Capital Accumulation, International Opportunities, and Emerging Markets Equity. International Equity and International Opportunities are registered as diversified portfolios. Capital Accumulation and Emerging Markets Equity are registered as non-diversified portfolios. The operations of each series are accounted for separately. International Equity and Capital Accumulation each offer four classes of shares of capital stock – Classes A, C, I, and Y. International Opportunities and Emerging Markets Equity each offer four classes of shares of capital stock – Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. International Equity, International Opportunities, and Emerging Markets Equity have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded products and closed-end funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Participatory notes are valued based on the value of the underlying equity security as determined using the valuation techniques for equity securities listed above. Participatory notes are categorized as Level 2 in the hierarchy.

Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (“LP”) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information, as a practical expedient. In the absence of a reported LP unit value, it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2015, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets

International Equity	$7,418,591	1.9%
Capital Accumulation	$1,416,299	0.3%
Emerging Markets Equity	$3,639,959	4.7%

The following tables summarize the market value of the Fund’s holdings as of June 30, 2015, based on the inputs used to value them:

International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$362,523,850	-	-	$362,523,850***
Venture capital	-	$219,633	$2,777,332	2,996,965
High social impact investments	-	4,421,626	-	4,421,626
Other debt obligations	-	18,345,901	-	18,345,901
TOTAL	$362,523,850	$22,987,160	$2,777,332	$388,288,342
* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Exclusive of $519,600 venture capital equity shown in the venture capital heading.

At June 30, 2015, securities valued at $233,698 were transferred out of Level 3 and into Level 2 because additional observable inputs were used to value the affected securities.

Capital Accumulation	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$506,528,536	-	-	$506,528,536
High social impact investments	-	$1,416,299	-	1,416,299
Time deposit	-	10,444,644	-	10,444,644
TOTAL	$506,528,536	$11,860,943	-	$518,389,479

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

0

International Opportunities	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$164,311,092	-	-	$164,311,092
Other debt obligations	-	$12,124,767	-	12,124,767
TOTAL	$164,311,092	$12,124,767	-	$176,435,859

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Emerging Markets Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$71,366,238	-	-	$71,366,238
Participatory notes	-	$3,639,959	-	$3,639,959
TOTAL	$71,366,238	$3,639,959	-	$75,006,197

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Participatory Notes: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”), especially in markets where direct investment by the Fund is not possible. P-notes are generally issued by a bank or broker-dealer (the “counterparty”) and are designed to offer a return linked to a particular underlying equity security. While the holder of a P-note is entitled to receive from the counterparty any dividends paid by the underlying security, the counterparty retains legal ownership and voting rights of the underlying security. The risks associated with investing in a P-note may include the possible failure of the counterparty to perform its obligations under the terms of the agreement, an inability to liquidate or transfer the notes, and an imperfect correlation between the value of the P-note and the underlying security.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Prior to February 2, 2015, the Fund charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

28 - CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND ANNUAL REPORT
NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2015 and the capital loss carryforwards as of September 30, 2014, with expiration dates, where applicable:

	International Equity	Capital Accumulation
Federal income tax cost of investments	$386,885,624	$443,796,033

Unrealized appreciation	$16,646,944	$92,603,513
Unrealized depreciation	(15,244,226)	(18,010,067)
Net unrealized appreciation/ (depreciation)	$1,402,718	$74,593,446

	International Opportunities	Emerging Markets Equity
Federal income tax cost of investments	$168,330,079	$73,842,430

Unrealized appreciation	$14,952,920	$7,196,058
Unrealized depreciation	(6,847,140)	(6,032,291)
Net unrealized appreciation/ (depreciation)	$8,105,780	$1,163,767

Capital Loss Carryforwards

Expiration Date	International Equity
30-Sep-17	($44,177,301)
30-Sep-18	(105,942,268)
30-Sep-19	(10,386,632)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the International Equity Fund as of June 30,2015 are as follows:

AFFILIATES	COST	VALUE
Bioceptive, Inc.	$252,445	$299,967
gNet Defta Development Holdings LLC	400,000	313,541
SEAF Central & Eastern European Growth Fund LLC, LP	327,254	326,832
TOTALS	$979,699	$940,340

NOTE D - CAPITAL COMMITMENTS

In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $1,435,774 at June 30, 2015.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    August 27, 2015

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    August 27, 2015